Related party transactions - Related party statement of income or loss (Details)			6 Months Ended		12 Months Ended
	Jul. 01, 2024 USD ($)	Jan. 01, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of transactions between related parties [line items]
Voyage expenses					$ (5,366,000)	$ (4,495,000)	$ (9,194,000)
Vessel operating costs					(34,826,000)	(33,061,000)	(33,084,000)
Administrative expenses					19,371,000	15,450,000	13,175,000
Restricted stock amortization					$ 62,509,000	$ 47,340,000	20,397,000
Restricted Stock
Disclosure of transactions between related parties [line items]
Issuance of restricted stock, net of forfeitures (in shares) | shares					1,472,800	1,817,750
Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Voyage revenue					$ 2,250,000	$ 0	5,657,000
Amounts due to a related party bunker supplier
Disclosure of transactions between related parties [line items]
Purchases of bunkers					$ 3,132,000	4,784,000	45,957,000
Other related parties
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when excluded in pools, percent					1.25%
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Pool revenue					$ 20,226,000	21,555,000	2,358,000
Administrative fees charged by SSH					(9,900,000)	10,500,000	11,000,000.0
Reimbursement of expenses						25,145	81,762
Other related parties | Scorpio Services Holding Limited (SSH) | Restricted Stock
Disclosure of transactions between related parties [line items]
Restricted stock amortization					$ 9,500,000	$ 5,000,000.0	$ 2,000,000.0
Issuance of restricted stock, net of forfeitures (in shares) | shares					803,334	695,400	493,300
Other related parties | Prepaid expense - SCM
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, percent			1.50%		1.50%	1.50%	1.50%
Commission on gross revenue per charter fixture when excluded in pools, percent					1.25%	1.25%	1.25%
Reimbursement of expenses					$ 1,659	$ 26,653	$ 36,869
Other related parties | Prepaid expense - SCM | LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	$ 285		$ 285	$ 250		250	250
Fees charged by pool manager, per vessel, per day when out of pools		$ 285			285	250	250
Other related parties | Prepaid expense - SCM | Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	$ 360		$ 360	$ 325		325	325
Fees charged by pool manager, per vessel, per day when out of pools		335			335	300	300
Other related parties | Prepaid vessel operating expenses - SSM
Disclosure of transactions between related parties [line items]
Technical management fee					28,100,000	28,300,000	29,800,000
Crew wages					134,600,000	136,300,000	141,200,000
Fixed annual technical management fee		$ 187,500			187,500	175,000	175,000
Other related parties | Amounts due to related party port agents
Disclosure of transactions between related parties [line items]
Voyage expenses					300,000	500,000	2,400,000
Vessel operating costs					6,700,000	4,800,000	3,300,000
Other related parties | Geoserve Energy Transport DMCC
Disclosure of transactions between related parties [line items]
Emissions management fees, per vessel					350
Emissions management fees, per charter-out vessel					$ 150
Emissions management fees, percentage per carbon trade					1.25%
Emissions Management Fees					$ 500,000
Other related parties | Fowe Eco Solutions Ltd. (FOWE)
Disclosure of transactions between related parties [line items]
Licensing fee, realized fuel efficiency					300,000
Scorpio MR Pool Limited | Other related parties | MR
Disclosure of transactions between related parties [line items]
Pool revenue					497,003,000	605,442,000	639,743,000
Scorpio MR Pool Limited | Other related parties | Scorpio MR Pool Limited | MR
Disclosure of transactions between related parties [line items]
Pool revenue					497,003,000	605,442,000	639,743,000
Scorpio LR2 Pool Limited | Other related parties | LR2
Disclosure of transactions between related parties [line items]
Pool revenue					416,014,000	405,244,000	456,002,000
Scorpio LR2 Pool Limited | Other related parties | Scorpio LR2 Pool Limited | LR2
Disclosure of transactions between related parties [line items]
Pool revenue					416,014,000	405,244,000	456,002,000
Scorpio Handymax Tanker Pool Limited | Other related parties | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue					118,432,000	135,481,000	79,636,000
Scorpio Handymax Tanker Pool Limited | Other related parties | Scorpio Handymax Tanker Pool Limited | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue					118,432,000	135,481,000	79,636,000
Mercury Pool Limited | Other related parties | Mercury Pool Limited
Disclosure of transactions between related parties [line items]
Pool revenue					36,977,000	9,077,000	0
Scorpio LR1 Pool Limited | Other related parties | Scorpio LR1 Pool Limited | LR1
Disclosure of transactions between related parties [line items]
Pool revenue					$ 0	$ 0	$ 11,196,000